UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2013

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       GoodHaven Capital Management, LLC
Address:    4940 SW 83rd Street
            Miami, FL 33143

Form 13F File Number: 28-14869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Keith Trauner
Title:    Chief Compliance Officer
Phone:    (305) 677-7650

Signature, Place, and Date of Signing:

/s/ Keith Trauner             Miami, FL                    May 14, 2013
Signature                     City, State                  Date

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  346,618 (in thousands)

List of Other Included Managers:

NONE

                                                        Stralem & Company, Inc
                                                               FORM 13F
                                                            June 30, 2012


                                                                                                               Voting Authority
                                                                                                            -----------------------
                                                            Value     Shares/   Sh/  Put/ Invstmt  Other
        Name of Issuer          Title of class    CUSIP    (x$1000)   Prn Amt   Prn  Call Dscretn Managers   Sole   Shared    None
------------------------------ ---------------- ---------  --------   --------  ---  ---- ------- --------   ----   ------    ----
Alleghany Corp                       cs         017175100   $9,091.00    22,962  SH         Sole              16,917          6,045
Barrick Gold Corp                    cs         067901108  $12,554.00   427,000  SH         Sole             427,000
Berkshire Hathaway Inc Cl B          cs         084670702  $18,119.00   173,888  SH         Sole             119,080         54,808
Dell Inc                             cs         24702r101   $2,293.00   160,000  SH         Sole             160,000
Era Group Inc                        cs         26885g109   $1,402.00    66,768  SH         Sole              58,303          8,465
EXCO Resources Inc                   cs         269279402   $7,391.00 1,036,542  SH         Sole           1,036,542
Federated Investors Inc PA Cl        cs         314211103  $12,096.00   511,020  SH         Sole             339,550        171,470
Google Inc Cl A                      cs         38259p508  $18,088.00    22,775  SH         Sole              15,668          7,107
Hewlett Packard Co                   cs         428236103  $56,228.00 2,358,566  SH         Sole           1,882,735        475,831
Leucadia Natl Corp                   cs         527288104  $35,290.00 1,286,561  SH         Sole             973,022        313,539
Microsoft Corp                       cs         594918104  $24,759.00   865,560  SH         Sole             691,950        173,610
Republic Services Inc                cs         760759100   $9,309.00   282,100  SH         Sole             207,700         74,400
Seacor Holdings Inc                  cs         811904101   $4,928.00    66,888  SH         Sole              58,423          8,465
Sears Holdings Corp                  cs         812350106   $9,694.00   193,992  SH         Sole             171,409         22,583
Sears Hometown & Outlet Stores       cs         812362101   $1,008.00    24,970  SH         Sole              20,460          4,510
Spectrum Brands Holdings Inc         cs         84763r101  $39,703.00   701,586  SH         Sole             582,641        118,945
Sprint Nextel Corp Ser 1             cs         852061100  $15,522.00 2,499,500  SH         Sole           1,871,930        627,570
Staples Inc                          cs         855030102  $14,389.00 1,072,230  SH         Sole           1,041,080         31,150
Systemax Inc                         cs         871851101   $5,373.00   542,750  SH         Sole             369,854        172,896
Wal-Mart Stores Inc                  cs         931142103   $7,460.00    99,690  SH         Sole              72,970         26,720
Walter Inv Mgmt Corp                 cs         93317w102  $28,216.00   757,469  SH         Sole             577,517        179,952
White Mountains Ins Group Ltd        cs         g9618e107  $10,368.00    18,282  SH         Sole              13,442          4,840
Deutsche Bank AG 3X Inv Japan        uh         25154p188     $929.00    52,727  SH         Sole              52,727
Deutsche Bank AG Inv Jap Govt        uh         25154p170     $673.00    35,200  SH         Sole              35,200
ProShares UltraShort MSCI Euro       ec         74348a301   $1,735.00    70,000  SH         Sole              70,000